Investment Securities, Available for Sale	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Available for Sale
NOTE 2 - INVESTMENTS, AVAILABLE FOR SALE

AFS securities are recorded at fair market value. The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of AFS securities at the dates indicated were as follows:

	December 31, 2022
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$60,855	$12	$1,709	$59,158
Small Business Administration (“SBA”) Bonds	102,293	584	3,247	99,630
Tax Exempt Municipal Bonds	22,537	405	1,632	21,310
Taxable Municipal Bonds	65,250	—	14,480	50,770
Mortgage-Backed Securities ("MBS")	353,222	30	33,972	319,280
	$604,157	$1,031	$55,040	$550,148
	December 31, 2021
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$71,950	$318	$256	$72,012
SBA Bonds	139,855	1,018	1,080	139,793
Tax Exempt Municipal Bonds	44,758	5,227	—	49,985
Taxable Municipal Bonds	65,834	734	599	65,969
MBS	353,517	5,294	3,721	355,090
	$675,914	$12,591	$5,656	$682,849

Student Loan Pools are typically 97% guaranteed by the United States government while SBA bonds are 100% backed by the full faith and credit of the United States government. The majority of the Bank's MBS are issued or guaranteed by an agency of the United States government such as Ginnie Mae, or by Government Sponsored Entities ("GSEs"), including Fannie Mae and Freddie Mac. Ginnie Mae MBS are backed by the full faith and credit of the United States government, while those issued by GSEs are not. Also included in MBS are private label collateralized mortgage obligation ("CMO") securities, which are issued by non-governmental real estate mortgage investment conduits and are not backed by the full faith and credit of the United States government. At December 31, 2022 the Bank held an amortized cost and fair value of $60.1 million and $53.8 million in private label CMO securities, compared to an amortized cost and fair value of $41.8 million and $41.7 million at December 31, 2021, respectively.
The amortized cost and fair value of investments AFS at December 31, 2022 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties. Since MBS are not due at a single maturity date, they are disclosed separately, rather than allocated over the maturity groupings below.

(Dollars in thousands)	Amortized Cost	Fair Value
Due in less than one year	$509	$508
Due in one year to five years	5,279	5,215
Due in five to ten years	77,271	73,201
Due in ten years or more	167,876	151,944
MBS	353,222	319,280
	$604,157	$550,148
The amortized cost and fair value of AFS investments pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $318.0 million and $297.0 million at December 31, 2022, and $335.6 million and $342.6 million at December 31, 2021, respectively.

The Bank received $22.4 million in gross proceeds from sales of AFS securities and recognized gross gains of $159,000 and gross losses of $161,000 during the year ended December 31, 2022. There were no sales of AFS securities during the year ended December 31, 2021, and therefore, no proceeds from sales, gross gains or gross losses were recorded during that year.

The following tables summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual AFS securities have been in a continuous unrealized loss position at the dates indicated.

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$24,768	$638	$30,684	$1,071	$55,452	$1,709
SBA Bonds	8,404	121	45,969	3,126	54,373	3,247
Tax Exempt Municipal Bonds	8,051	719	4,929	913	12,980	1,632
Taxable Municipal Bonds	14,428	3,197	36,342	11,283	50,770	14,480
MBS	146,016	11,133	170,578	22,839	316,594	33,972
	$201,667	$15,808	$288,502	$39,232	$490,169	$55,040

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$36,817	$216	$8,827	$40	$45,644	$256
SBA Bonds	15,916	360	48,791	720	64,707	1,080
Taxable Municipal Bonds	28,032	413	4,343	186	32,375	599
MBS	160,098	2,866	22,952	855	183,050	3,721
	$240,863	$3,855	$84,913	$1,801	$325,776	$5,656

At December 31, 2022 and 2021, there were 416 and 199 individual AFS securities in a loss position, including 211 and 83 securities that were in a loss position for greater than 12 months, respectively. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”).

Factors considered in the Company's review of its investment securities portfolio include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value. If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or the Company may recognize a portion of the impairment in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment. There was no OTTI recognized during the years ended December 31, 2022 and 2021.